N-2	Sep. 07, 2022
Cover [Abstract]
Entity Central Index Key	0001865187
Amendment Flag	false
Securities Act File Number	001-40955
Document Type	8-K
Entity Registrant Name	Aris Water Solutions, Inc.
Entity Address, Address Line One	9811 Katy Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	501-3070
Entity Emerging Growth Company	true
Entity Ex Transition Period	false